Trust Account -fair value (Details)	Mar. 31, 2020 USD ($)
Diamond eagle acquisition | US Treasury Securities [Member] | Quoted Prices in Active Markets (Level 1) | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 405,002,234